Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Common stock subscriptions	$ 0		$ 0		$ 792,745	$ 1,504,000
Cash and cash equivalents	56,983		56,983		589,668	12,047
Unamortized deferred financing costs	0		0		6,663	0
Derivative Liability, Current	$ 0		$ 0		354,160	310,641	$ 413,795
Revenues					$ 550,000	$ 0
Concentration Risk, Percentage					100.00%
Additional common shares					2,083,293	2,406,227
Additional common shares	0	10,114,286	0	10,114,286